AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
SUPPLEMENT DATED DECEMBER 23, 2003
TO
PROSPECTUS
DATED NOVEMBER 3, 2003

          Effective December 23, 2003, AIG Life Insurance Company is amending the Prospectus for the sole purpose of amending pages 39 - 42 of the Prospectus by replacing the existing illustrations in their entirety with the following four annuity payment illustrations.

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ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $660.60

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $567.62

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 3.5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.
Monthly Payments With an Assumed Rate of Return of:
Payment Year	Calendar Year	Attained Age	Gross Net	0.00% -2.32%	5.82% 3.50%	6.00% 3.68%	8.00% 5.68%	10.00% 7.68%	12.00% 9.68%
1	2003	65		$567.62	$567.62	$567.62	$567.62	$567.62	$567.62
2	2004	66		535.70	567.62	568.61	579.58	590.54	601.51
3	2005	67		505.58	567.62	569.60	591.78	614.39	637.43
4	2006	68		477.15	567.62	570.59	604.25	639.21	675.49
5	2007	69		450.32	567.62	571.58	616.97	665.02	715.82
10	2012	74		337.17	567.62	576.57	684.75	810.61	956.62
15	2017	79		252.45	567.62	581.60	759.96	988.06	1,278.43
20	2022	84		189.02	567.62	586.67	843.44	1,204.36	1,708.49

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance.  Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected.  The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year.  Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate.  No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes:  Annuity payments are made during the Annuitant's lifetime.  Benefits vary depending on the annuity option selected.  The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed.  If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period.  The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

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ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $330.30

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $283.81

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option and 50% is allocated to a fixed annuity option.

Assumed investment return at which monthly variable payments remain constant: 3.5%

Monthly annuity payments will vary with investment performance, but will never be less than $330.30. The monthly guaranteed payment of $330.30 is being provided by the $50,000 applied under the fixed annuity option.
Monthly Payments With an Assumed Rate of Return of:
Payment Year	Calendar Year	Attained Age	Gross Net	0.00% -2.32%	5.82% 3.50%	6.00% 3.68%	8.00% 5.68%	10.00% 7.68%	12.00% 9.68%
1	2003	65		$614.11	$614.11	$614.11	$614.11	$614.11	$614.11
2	2004	66		598.15	614.11	614.60	620.09	625.57	631.06
3	2005	67		583.09	614.11	615.10	626.19	637.50	649.01
4	2006	68		568.87	614.11	615.59	632.42	649.90	668.05
5	2007	69		555.46	614.11	616.09	638.79	662.81	688.21
10	2012	74		498.88	614.11	618.58	672.67	735.60	808.61
15	2017	79		456.52	614.11	621.10	710.28	824.33	969.52
20	2022	84		424.81	614.11	623.64	752.02	932.48	1,184.54

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance.  Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected.  The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year.  Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate.  No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes:  Annuity payments are made during the Annuitant's lifetime.  Benefits vary depending on the annuity option selected.  The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed.  If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period.  The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

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ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $628.38

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $535.55

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 3.5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.
Monthly Payments With an Assumed Rate of Return of:
Payment Year	Calendar Year	Attained Age	Gross Net	0.00% -2.32%	5.82% 3.50%	6.00% 3.68%	8.00% 5.68%	10.00% 7.68%	12.00% 9.68%
1	2003	65		$535.55	$535.55	$535.55	$535.55	$535.55	$535.55
2	2004	66		505.44	535.55	536.48	546.83	557.18	567.53
3	2005	67		477.01	535.55	537.41	558.35	579.68	601.41
4	2006	68		450.19	535.55	538.35	570.11	603.09	637.33
5	2007	69		424.88	535.55	539.29	582.12	627.45	675.38
10	2012	74		318.12	535.55	543.99	646.06	764.81	902.58
15	2017	79		238.18	535.55	548.74	717.03	932.24	1,206.20
20	2022	84		178.34	535.55	553.53	795.79	1,136.32	1,611.96

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance.  Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected.  The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year.  Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate.  No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes:  Annuity payments are made during the Annuitant's lifetime.  Benefits vary depending on the annuity option selected.  The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed.  If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period.  The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.


ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $314.19

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $267.78

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option and 50% is allocated to a fixed annuity option.

Assumed investment return at which monthly variable payments remain constant: 3.5%

Monthly annuity payments will vary with investment performance, but will never be less than $314.19. The monthly guaranteed payment of $314.19 is being provided by the $50,000 applied under the fixed annuity option.

Monthly Payments With an Assumed Rate of Return of:
Payment Year	Calendar Year	Attained Age	Gross Net	0.00% -2.32%	5.82% 3.50%	6.00% 3.68%	8.00% 5.68%	10.00% 7.68%	12.00% 9.68%
1	2003	65		$581.97	$581.97	$581.97	$581.97	$581.97	$581.97
2	2004	66		566.91	581.97	582.43	587.61	592.78	597.95
3	2005	67		552.70	581.97	582.90	593.36	604.03	614.90
4	2006	68		539.29	581.97	583.36	599.24	615.74	632.85
5	2007	69		526.63	581.97	583.83	605.25	627.91	651.88
10	2012	74		473.25	581.97	586.19	637.22	696.59	765.48
15	2017	79		433.28	581.97	588.56	672.70	780.31	917.29
20	2022	84		403.36	581.97	590.95	712.08	882.35	1,120.17

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance.  Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected.  The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year.  Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate.  No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes:  Annuity payments are made during the Annuitant's lifetime.  Benefits vary depending on the annuity option selected.  The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed.  If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period.  The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.